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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended      JUNE 30, 2003

If amended report check here:     _                     Amendment Number:

This Amendment (Check only one.)  _ is a restatement.
                                  _ adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

X       13F HOLDINGS REPORT.

        13F NOTICE.

        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:             112

Form 13F Information Table Value Total: $         173649.033
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 6.
   ------------- ---------------------     ------------- ---------------------
2. 7.
   ------------- ---------------------     ------------- ---------------------
3. 8.
   ------------- ---------------------     ------------- ---------------------
4. 9.
   ------------- ---------------------     ------------- ---------------------
5. 10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
ROYAL CARIBBEAN  COM     V7780T103           10.005            432       SH         SOLE        00         432
AMB PROPERTY CO  COM     00163T109          239.445           8500       SH         SOLE        00        8500
AOL TIME WARNER  COM     00184A105           88.946           5528       SH         SOLE        00        5528
ABBOTT LABS      COM     002824100            7.964            182       SH         SOLE        00         182
AGERE SYS INC    CL A    00845V100            0.009              4       SH         SOLE        00           4
AGERE SYS INC    CL B    00845V209            0.182             79       SH         SOLE        00          79
ALEXANDRIA REAL  COM     015271109          202.500           4500       SH         SOLE        00        4500
ALLSTATE CORP    COM     020002101            7.130            200       SH         SOLE        00         200
ALLTEL CORP      COM     020039103            6.365            132       SH         SOLE        00         132
AMERICAN INTL G  COM     026874107         7405.597         134208       SH         SOLE        00      134208
ARCHSTONE SMITH  COM     039583109          168.000           7000       SH         SOLE        00        7000
AUTOMATIC DATA   COM     053015103         5840.511         172490       SH         SOLE        00      172490
AVERY DENNISON   COM     053611109            5.823            116       SH         SOLE        00         116
AVON PRODS INC   COM     054303102            6.220            100       SH         SOLE        00         100
BP PLC           SPONSO  055622104           94.503           2249       SH         SOLE        00        2249
BANK ONE CORP    COM     06423A103           83.655           2250       SH         SOLE        00        2250
BAXTER INTL INC  COM     071813109            8.632            332       SH         SOLE        00         332
BED BATH & BEYO  COM     075896100         6800.288         175220       SH         SOLE        00      175220
BELLSOUTH CORP   COM     079860102            6.178            232       SH         SOLE        00         232
BOSTON PROPERTI  COM     101121101          219.000           5000       SH         SOLE        00        5000
BRISTOL MYERS S  COM     110122108          213.562           7866       SH         SOLE        00        7866
CBL & ASSOC PPT  COM     124830100           43.000           1000       SH         SOLE        00        1000
CIT GROUP INC    COM     125581108            7.789            316       SH         SOLE        00         316
CABLEVISION SYS  CL A N  12686C109         6043.381         291107       SH         SOLE        00      291107
CATERPILLAR INC  COM     149123101            6.234            112       SH         SOLE        00         112
CHEVRONTEXACO C  COM     166764100            6.498             90       SH         SOLE        00          90
CISCO SYS INC    COM     17275R102         7819.382         468507       SH         SOLE        00      468507
CITIGROUP INC    COM     172967101         8461.218         197692       SH         SOLE        00      197692
COCA COLA CO     COM     191216100           23.205            500       SH         SOLE        00         500
COLGATE PALMOLI  COM     194162103         7202.026         124280       SH         SOLE        00      124280
CONOCOPHILLIPS   COM     20825C104            7.124            130       SH         SOLE        00         130
CONSOLIDATED ED  COM     209115104           72.104           1666       SH         SOLE        00        1666
CONSTELLATION E  COM     210371100           22.844            666       SH         SOLE        00         666
COUSINS PPTYS I  COM     222795106          209.250           7500       SH         SOLE        00        7500
DEERE & CO       COM     244199105            6.855            150       SH         SOLE        00         150
DELL COMPUTER C  COM     247025109         9352.167         292621       SH         SOLE        00      292621
DEVELOPERS DIVE  COM     251591103          284.400          10000       SH         SOLE        00       10000
DOMINION RES IN  COM     25746U109           85.608           1332       SH         SOLE        00        1332
DOW CHEM CO      COM     260543103            7.183            232       SH         SOLE        00         232
DUKE REALTY COR  COM NE  264411505          192.850           7000       SH         SOLE        00        7000
E M C CORP MASS  COM     268648102         8278.838         790720       SH         SOLE        00      790720
ELECTRONIC DATA  COM     285661104            9.266            432       SH         SOLE        00         432
EMERSON ELEC CO  COM     291011104            5.928            116       SH         SOLE        00         116
EQUITY OFFICE P  COM     294741103          337.193          12484       SH         SOLE        00       12484
EQUITY RESIDENT  SH BEN  29476L107          155.700           6000       SH         SOLE        00        6000
ESSEX PPTY TR I  COM     297178105          229.000           4000       SH         SOLE        00        4000
EXXON MOBIL COR  COM     30231G102          172.368           4800       SH         SOLE        00        4800
FEDERAL HOME LN  COM     313400301         6853.138         134984       SH         SOLE        00      134984
FEDERAL NATL MT  COM     313586109           44.915            666       SH         SOLE        00         666
FIRST DATA CORP  COM     319963104         7115.248         171700       SH         SOLE        00      171700
GENERAL ELEC CO  COM     369604103         7454.563         259922       SH         SOLE        00      259922
GENERAL MLS INC  COM     370334104            6.732            142       SH         SOLE        00         142
GOLDMAN SACHS G  COM     38141G104          201.000           2400       SH         SOLE        00        2400
GUIDANT CORP     COM     401698105           17.756            400       SH         SOLE        00         400
HARTFORD FINL S  COM     416515104           10.072            200       SH         SOLE        00         200
HEWLETT PACKARD  COM     428236103            8.520            400       SH         SOLE        00         400
HOME DEPOT INC   COM     437076102          122.875           3710       SH         SOLE        00        3710
HONEYWELL INTL   COM     438516106            7.572            282       SH         SOLE        00         282
ISTAR FINL INC   COM     45031U101          255.500           7000       SH         SOLE        00        7000
INTEL CORP       COM     458140100         7016.508         337170       SH         SOLE        00      337170
INTERNATIONAL B  COM     459200101         6689.595          81086       SH         SOLE        00       81086
INTL PAPER CO    COM     460146103            5.360            150       SH         SOLE        00         150
INTERNET HOLDRS  DEPOSI  46059W102            3.877            100       SH         SOLE        00         100
JOHNSON & JOHNS  COM     478160104         8106.405         156797       SH         SOLE        00      156797
KIMBERLY CLARK   COM     494368103            7.612            146       SH         SOLE        00         146
KIMCO REALTY CO  COM     49446R109          227.400           6000       SH         SOLE        00        6000
LEE ENTERPRISES  COM     523768109          540.207          14394       SH         SOLE        00       14394
LIMITED BRANDS   COM     532716107            3.348            216       SH         SOLE        00         216
LINCOLN NATL CO  COM     534187109            8.622            242       SH         SOLE        00         242
MBNA CORP        COM     55262L100         7272.389         348963       SH         SOLE        00      348963
MARSH & MCLENNA  COM     571748102            7.456            146       SH         SOLE        00         146
MASCO CORP       COM     574599106            8.348            350       SH         SOLE        00         350
MCGRAW HILL COS  COM     580645109            6.572            106       SH         SOLE        00         106
MEADWESTVACO CO  COM     583334107            6.175            250       SH         SOLE        00         250
MEDTRONIC INC    COM     585055106         7179.430         149665       SH         SOLE        00      149665
MERCK & CO INC   COM     589331107         7011.266         115793       SH         SOLE        00      115793
MERISTAR HOSPIT  COM     58984Y103           35.980           7000       SH         SOLE        00        7000
MERRILL LYNCH &  COM     590188108         7181.951         153855       SH         SOLE        00      153855
MICROSOFT CORP   COM     594918104         7378.574         288113       SH         SOLE        00      288113
MORGAN STANLEY   COM NE  617446448            7.097            166       SH         SOLE        00         166
MOTOROLA INC     COM     620076109            3.451            366       SH         SOLE        00         366
NORDSTROM INC    COM     655664100            7.144            366       SH         SOLE        00         366
NORTHROP GRUMMA  COM     666807102            7.421             86       SH         SOLE        00          86
OPENWAVE SYS IN  COM     683718100            0.195            100       SH         SOLE        00         100
PALL CORP        COM     696429307            6.750            300       SH         SOLE        00         300
PEPSICO INC      COM     713448108           14.463            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         7202.303         210902       SH         SOLE        00      210902
PROCTER & GAMBL  COM     742718109            5.886             66       SH         SOLE        00          66
PROLOGIS         SH BEN  743410102          245.700           9000       SH         SOLE        00        9000
ROHM & HAAS CO   COM     775371107            6.206            200       SH         SOLE        00         200
SAFECO CORP      COM     786429100            2.541             72       SH         SOLE        00          72
SCANA CORP NEW   COM     80589M102           68.560           2000       SH         SOLE        00        2000
SCHLUMBERGER LT  COM     806857108            7.897            166       SH         SOLE        00         166
SIGMA ALDRICH C  COM     826552101           21.672            400       SH         SOLE        00         400
SIMON PPTY GROU  COM     828806109          195.150           5000       SH         SOLE        00        5000
SNAP ON INC      COM     833034101            7.258            250       SH         SOLE        00         250
TELE NORTE LEST  SPON A  879246106            2.044            175       SH         SOLE        00         175
TELECOMUNICACOE  SPONSO  879287308           41.325           1500       SH         SOLE        00        1500
TELEFONICA S A   SPONSO  879382208           33.637            973       SH         SOLE        00         973
TELESP CELULAR   SPON A  87952L108            3.639            933       SH         SOLE        00         933
TERRA NETWORKS   SPONSO  88100W103            0.048              8       SH         SOLE        00           8
3M CO            COM     88579Y101            5.933             46       SH         SOLE        00          46
TRAVELERS PPTY   CL A    89420G109            0.970             61       SH         SOLE        00          61
TRAVELERS PPTY   CL B    89420G406            2.019            128       SH         SOLE        00         128
TYCO INTL LTD N  COM     902124106           79.906           4210       SH         SOLE        00        4210
UNOCAL CORP      COM     915289102            6.197            216       SH         SOLE        00         216
VIACOM INC       CL A    925524100           13.110            300       SH         SOLE        00         300
VIACOM INC       CL B    925524308         7121.732         163118       SH         SOLE        00      163118
VORNADO RLTY TR  SH BEN  929042109          174.400           4000       SH         SOLE        00        4000
WAL MART STORES  COM     931142103         7034.688         131073       SH         SOLE        00      131073
WELLS FARGO & C  COM     949746101           32.760            650       SH         SOLE        00         650
ZIMMER HLDGS IN  COM     98956P102           36.040            800       SH         SOLE        00         800